Asset retirement obligation	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Asset retirement obligation [Text Block]
17.	Asset retirement obligation

The following table shows the movement in the asset retirement obligation for the period ended July 31, 2018 and year ended December 31, 2017:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	30,790	25,374
Accretion expense	429	650
Change in obligation	(2)	4,766
Derecognition upon closing of JV Transaction (note 6)	(31,217)	-
Balance, end of year	-	30,790

The decommissioning liability consisted of reclamation and closure costs for the Company’s previously controlled Ghanaian mining properties, the AGM. Reclamation and closure activities included land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs. The undiscounted cash flow amount of the total obligation was $45.5 million as at December 31, 2017 and the present value of the obligation was estimated at $30.8 million.

The discount rate used by the Company in 2017 (2.49%) was based on prevailing risk-free pre-tax rates in the United States (given the majority of reclamation costs will be incurred in US dollars), for periods of time which coincide with the periods over which the decommissioning costs were discounted. The inflation rate used in the asset retirement obligation calculation for 2017 (1.70%) was based on US inflation data, given the majority of reclamation costs will be incurred in US dollars.